Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2019	Jun. 30, 2018
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 121	€ 15
Positive market values from derivative financial instruments	1,476	676
Other trading assets	62	56
Non-trading financial assets mandatory at fair value through profit and loss	94	250
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets at fair value	15	0
Total financial assets held at fair value	1,769	997
Financial liabilities held at fair value:
Trading securities, liabilities	0	(1)
Negative market values from derivative financial instruments	(1,516)	(603)
Other trading liabilities	1	0
Financial liabilities designated at fair value through profit or loss	(107)	189
Other financial liabilities at fair value	(206)	205
Total financial liabilities held at fair value	(1,829)	(209)
Total	€ (60)	€ 788